Document and Entity Information	Oct. 30, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001410636
Document Type	8-K
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	American Water Works Company, Inc.
Entity File Number	001-34028
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	51-0063696
Entity Address, Address Line One	1 Water Street
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08102-1658
City Area Code	(856)
Local Phone Number	955-4001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	AWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false